Business Combination	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Business Combination
3. Business	Combination
On April 6, 2021, the Company entered into a merger agreement with MCAD, a special purpose acquisition company. In connection with the merger agreement, MCAD entered into subscription agreements (the “Subscription Agreements”) dated as of April 6, 2020, with certain institutional and accredited investors, pursuant to which, among other things, MCAD agreed to issue and sell, in a private placement immediately prior to the closing of the Business Combination, an aggregate of 5,000,000 shares of Common Stock for $10.00 per share (the “PIPE Shares”).
On October 28, 2021, pursuant to the terms of the merger agreement, we completed the merger with MCAD. We raised $59 million in funding upon the completion of the merger with MCAD. Under the merger Agreement, MCAD acquired all of the outstanding shares of Legacy BTX in exchange for 15,174,729 shares of MCAD. In connection with the merger, MCAD was renamed Better Therapeutics, Inc.
We accounted for the business combination as a reverse recapitalization, which is the equivalent of Legacy BTX issuing stock for the net assets of MCAD, accompanied by a recapitalization, with MCAD treated as the acquired company for accounting purposes. The determination of MCAD as the “acquired” company for accounting purposes was primarily based on the fact that subsequent to the business combination, Legacy BTX has a majority of the voting power of the combined company, Legacy BTX will comprise all of the ongoing operations of the combined entity, a majority of the governing body of the combined company and Legacy BTXs’ senior management will comprise all of the senior management of the combined company. The net assets of MCAD were stated at historical cost with no goodwill or other intangible assets recorded. Reported results from operations included herein prior to the business combination are those of Legacy BTX. The shares and corresponding capital amounts and loss per share related to Legacy BTXs’ outstanding redeemable convertible preferred stock, redeemable convertible common stock and common stock prior to the business combination have been retroactively restated to reflect the exchange ratio established in the business combination of .9475, or the Exchange Ratio.
In connection with the business combination, we incurred underwriting fees and other costs considered direct and incremental to the transaction totaling $16,724 consisting of legal, accounting, financial advisory and other professional fees. These amounts are reflected within additional paid-in
capital in our consolidated balance sheet as of December 31, 2021.
PIPE Financing (Private Placement)
Concurrent with the execution of the Business Combination Agreement, we entered into subscription agreement with MCAD. Pursuant to the Subscription Agreements, each PIPE Investor subscribed for and purchased, and MCAD issued and sold to such investors an aggregate of 5,000,000 shares of MCAD Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $50,000 (the PIPE Financing).
Summary of Net Proceeds
The following table summarizes the elements of the net proceeds from the business combination as of December 31, 2021:

Recapitalization
Cash—MCAD cash and cash held in trust	$9,485
Cash—Proceeds from PIPE Investment	50,000
Less: underwriting fees and other offering costs	(16,724)

Net proceeds from business combination	$42,761

In addition to the net proceeds disclosed above, we also assumed $43 of prepaid assets and $245 of accrued liabilities upon the closing of the business combination.
Summary of Shares Issued
The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the business transaction:

Number of Shares
MCAD shares and rights outstanding prior to the business combination	8,152,500
Less: redemptions of MCAD shares prior to the business combination	(4,826,260)

Common stock of MCAD	3,326,240
Shares issued pursuant to the PIPE including transaction related shares	5,098,750

Business combination and PIPE financing shares	8,424,990
Conversion of Legacy BTX SAFEs to Common Stock	4,080,481
Conversion of Legacy BTX Preferred Seed A to Common Stock	1,010,696
Conversion of Legacy BTX Preferred Series A to Common Stock	4,737,454
Conversion of Legacy BTX Common Stock into new common stock	5,346,097

Total shares of Better Therapeutics Common Stock outstanding immediately following the business combination	23,599,718